STOCKHOLDERS' (DEFICIT) EQUITY - Common Stock Shares (Details) - $ / shares		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' (DEFICIT) EQUITY
Common shares, shares authorized (in shares)		50,000,000	50,000,000
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Number of shares redeemed		9,121,751
Extension amendment
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares redeemed		9,121,751
Redemption price per share		$ 10.24
Common stock subject to possible redemption
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock subject to possible redemption, outstanding (in shares)		2,378,249	11,500,000
Number of shares redeemed	9,121,751
Common stock subject to possible redemption | Extension amendment
STOCKHOLDERS' (DEFICIT) EQUITY
Number of shares redeemed	9,121,751
Redemption price per share	$ 10.24
Common stock not subject to redemption
STOCKHOLDERS' (DEFICIT) EQUITY
Common shares, shares issued (in shares)		3,336,500	3,336,500
Common stock, shares outstanding		3,336,500	3,336,500